Shareholder Fees - MCI - Victory Integrity Small Mid-Cap Value Fund - Member Class	Nov. 01, 2021
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	none